FINANCIAL RISK MANAGEMENT (Details)	Jul. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022 CAD ($)	Jul. 31, 2021 CAD ($)	Jul. 31, 2020 CAD ($)
Statement [Line Items]
Amounts payable and other liabilities		$ 23,121	$ 188,135
Due to related party	$ 17,029		102,820
Lease liability	32,753		41,333	$ 48,799	$ 0
Total	72,903		332,288
Within One Year
Statement [Line Items]
Amounts payable and other liabilities	23,121		188,135
Due to related party	17,029		102,820
Lease liability	9,851		8,580
Total	50,001		299,535
One to Five Years
Statement [Line Items]
Amounts payable and other liabilities	0		0
Due to related party	0		0
Lease liability	22,902		32,753
Total	$ 22,902		$ 32,753